United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-07916

                   AllianceBernstein Utility Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: November 30, 2003

                    Date of reporting period: May 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
SPECIALTY EQUITY
--------------------------------------------------------------------------------

AllianceBernstein Utility Income Fund

Semi-Annual Report
May 31, 2003


[GRAPHIC OMITTED]


AllianceBernstein [LOGO](SM)
Investment Research and Management

Investment Products Offered
-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

June 23, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Utility Income Fund (the "Fund") for the semi-annual reporting period ended May 31, 2003.

Investment Objective and Policies

This open-end fund seeks current income and capital appreciation primarily through investments in the equity and fixed-income securities of companies in the utilities industry.

Investment Results

The following table provides performance data for the Fund and its benchmark, the New York Stock Exchange (NYSE) Utility Index, along with the Lipper Utility Funds Average (the Lipper Average), for the six- and 12-month periods ended May 31, 2003.

INVESTMENT RESULTS*

Periods Ended May 31, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
Utility Income Fund
   Class A                     11.01%              -2.12%
------------------------------------------------------------
   Class B                     10.64%              -2.71%
------------------------------------------------------------
   Class C                     10.62%              -2.78%
------------------------------------------------------------
NYSE Utility Index
Lipper Utility                  4.09%             -12.48%
-------------------------------------------------------------
Funds Average                  12.28%              -6.51%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.50% for Class A, 2.20% for Class B, 2.20% for Class C and 1.20% for Advisor Class. This waiver extends through the Fund's current fiscal year and additional one-year terms. Without this waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above.Past performance is no guarantee of future results.

The unmanaged NYSE Utility Index is comprised of utility stocks traded on the New York Stock Exchange. The Lipper Utility Funds Average consists of funds with similar investment objectives to that of the


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 1


AllianceBernstein Utility Income Fund although the investment policies of funds within the Lipper universe may differ. For both the six- and 12-month periods ended May 31, 2003, the Lipper Average consisted of 93 funds. An investor cannot invest directly in an index or an average, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Utility Income Fund.

Additional investment results appear on page 4.

The Fund outperformed its benchmark, the NYSE Utility Index, for the six- and 12-month periods ended May 31, 2003. The Fund's outperformance was generally attributed to its relatively conservative holdings. Specifically, the Fund maintained an underweight position in telecommunications equipment stocks over the course of the year, which benefited performance. The Fund was also underweight in telephone utilities, which proved disadvantageous in April and May, but which was offset by the strong performance of an overweight position in the integrated utilities sector.

The Fund underperformed its Lipper peer group average, the Lipper Utility Funds Average, over the six-month period but outperformed over the 12-month period.

Market Overview and Investment Strategy

In the first quarter of this year, strong natural gas prices combined with favorable weather, resulting in above-normal electricity and gas demands. This, however, was partially offset by higher costs and lower margins as a result of the slow economy. Since the start of the second quarter, the utility sector's performance has been more encouraging. Several factors have contributed to the relative strength of the utility sector, particularly over the past two months, including, generally improving fundamentals, the general weakness in the economy, and the new tax bill that sharply reduces corporate dividend tax rates.

We focus the Fund's investments on high quality names with attractive valuations. During the reporting period, within the electric utilities, we focused on the regulated integrated utilities instead of the non-regulated electric power marketers and generators. We remained weary of the telephone utilities, primarily because of their fundamental uncertainties and competitive pressures. On the electric side, we remained cautious about the non-regulated generation and marketing sectors (given their improving balance sheets and easing liquidity concerns), but positive on the traditional regulated integrated utilities due to their earnings stability, high dividend yields and reasonable valuations.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


PORTFOLIO SUMMARY
May 31, 2003 (unaudited)

INCEPTION DATES
Class A Shares
10/18/93
Class B Shares
10/18/93
Class C Shares
10/27/93


PORTFOLIO STATISTICS
Net Assets ($mil): $204.5
Average Market Capitalization ($mil): $12,152


SECTOR BREAKDOWN
Utilities
    72.7%  Electric & Gas Utility
    11.5%  Telephone Utility
Energy
     0.5%  Pipelines
     0.1%  Domestic Producers
Consumer Services
     4.2%  Cellular Communications                   [PIE CHART OMITTED]
     3.5%  Broadcasting & Cable
Technology
     1.1%  Communications Equipment
Multi-Industry Companies
     0.1%  Multi-Industry Companies

     6.3%  Short-Term



SECURITY BREAKDOWN
    82.4%  Domestic Equity
     9.9%  Foreign Equity                            [PIE CHART OMITTED]
     1.4%  Foreign Bond

     6.3%  Short-Term


All data as of May 31, 2003. The Fund's sector and security breakdowns are expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 3


INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2003

Class A Shares
-------------------------------------------------------------------------------
                                 Without Sales Charge       With Sales Charge
               1 Year                  -2.12%                     -6.27%
              5 Years                   2.45%                      1.56%
      Since Inception*                  7.01%                      6.54%

Class B Shares
-------------------------------------------------------------------------------
                                 Without Sales Charge       With Sales Charge
               1 Year                  -2.71%                     -6.55%
              5 Years                   1.74%                      1.74%
      Since Inception*(a)               6.38%                      6.38%

Class C Shares
-------------------------------------------------------------------------------
                                 Without Sales Charge       With Sales Charge
               1 Year                  -2.78%                     -3.74%
              5 Years                   1.73%                      1.73%
      Since Inception*                  6.29%                      6.29%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                 Class A          Class B           Class C
-------------------------------------------------------------------------------
               1 Year            -1.49%           -1.96%             1.04%
              5 Years             0.78%            0.93%             0.93%
      Since Inception*            6.55%            6.40%(a)          6.29%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1-year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception Date: 10/18/93, Class A, Class B; 10/27/93 Class C.

(a)  Assumes conversion of Class B shares into Class A shares after 8 years.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


TEN LARGEST HOLDINGS
May 31, 2003 (unaudited)

                                                                    Percent of
Company                                 Country            Value    Net Assets
_______________________________________________________________________________

Cinergy Corp.                     United States     $  9,371,180           4.6%
-------------------------------------------------------------------------------
Dominion Resources, Inc.          United States        9,261,000           4.5
-------------------------------------------------------------------------------
Exelon Corp.                      United States        8,457,480           4.2
-------------------------------------------------------------------------------
Southern Co.                      United States        7,136,516           3.5
-------------------------------------------------------------------------------
Equitable Resources, Inc.         United States        6,940,824           3.4
-------------------------------------------------------------------------------
NSTAR                             United States        6,784,665           3.3
-------------------------------------------------------------------------------
FPL Group, Inc.                   United States        6,766,646           3.3
-------------------------------------------------------------------------------
Sprint Corp. (FON Group)          United States        6,744,744           3.3
-------------------------------------------------------------------------------
Progress Energy, Inc.             United States        6,610,525           3.2
-------------------------------------------------------------------------------
DTE Energy Co.                    United States        5,384,012           2.6
-------------------------------------------------------------------------------
                                                    $ 73,457,592          35.9%


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 5


PORTFOLIO OF INVESTMENTS
May 31, 2003 (unaudited)

Company                                                  Shares          Value
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-92.2%

UNITED STATES INVESTMENTS-82.3%

Utilities-77.2%
Electric & Gas Utility-67.1%
AES Corp.(a)                                             98,300   $    778,536
AES Trust III 6.75% cv. preferred stock                  29,100        902,100
AGL Resources, Inc.                                       9,700        253,461
Ameren Corp.                                            100,000      4,550,000
American Electric Power Co., Inc.
   9.25% cv. preferred stock(a)                          94,200      4,083,570
Black Hills Corp.                                       102,000      3,065,100
Calpine Capital Trust 5.75% cv. preferred stock          40,000      1,500,000
Calpine Corp.(a)                                        204,000      1,060,800
Cinergy Corp.                                           247,000      9,371,180
Consolidated Edison, Inc.                                48,000      2,063,520
Constellation Energy Group                               65,000      2,154,750
Dominion Resources, Inc.                                147,000      9,261,000
DTE Energy Co.                                          124,256      5,384,012
DTE Energy Co. 8.75% cv. preferred stock                 83,200      2,263,872
Duke Energy Corp.                                        60,000      1,162,800
Dynegy, Inc. Cl.A(a)                                    259,000      1,289,820
Energy East Corp.                                        74,000      1,574,720
Entergy Corp.                                            81,000      4,186,890
Equitable Resources, Inc.                               172,400      6,940,824
Exelon Corp.                                            147,600      8,457,480
FirstEnergy Corp.                                        30,000      1,104,300
FPL Group, Inc.                                         101,800      6,766,646
FPL Group, Inc. 8.00% cv. preferred stock                83,300      4,781,420
KeySpan Corp.                                           139,900      4,927,278
KeySpan Corp. 8.75% cv. preferred stock                  82,000      4,254,570
National Fuel Gas Co.                                   199,000      5,088,430
New Jersey Resources Corp.                               96,350      3,407,900
Northwest Natural Gas Co.                                 8,400        233,940
NSTAR                                                   145,500      6,784,665
Pepco Holdings, Inc.                                     36,300        741,972
Pinnacle West Capital Corp.                              30,725      1,163,249
PPL Corp.                                                36,900      1,492,236
Progress Energy, Inc.                                   140,500      6,610,525
Public Service 10.25% cv. preferred stock                63,000      3,827,250
Public Service Enterprise Group, Inc.                    26,000      1,110,980
Questar Corp.                                            11,000        355,080
Sempra Energy 8.50% cv. preferred stock                  62,500      1,658,125
Southern Co.                                            226,700      7,136,516
TXU Corp.                                                55,000      1,113,200
TXU Corp. 8.75% cv. preferred stock                      65,000      1,965,600
Wisconsin Energy Corp.                                   46,500      1,295,025
Xcel Energy, Inc.                                        69,000      1,061,910
                                                                  ------------
                                                                   137,185,252
                                                                  ------------


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


Company                                                  Shares          Value
-------------------------------------------------------------------------------
Telephone Utility-10.1%
ALLTEL Corp.                                             26,000   $  1,244,880
AT&T Corp.                                               90,000      1,754,100
BellSouth Corp.                                         103,000      2,730,530
SBC Communications, Inc.                                168,000      4,277,280
Sprint Corp. (FON Group)                                497,400      6,744,744
Verizon Communications, Inc.                            103,100      3,902,335
                                                                  ------------
                                                                    20,653,869
                                                                  ------------
                                                                   157,839,121
                                                                  ------------
Consumer Services-4.4%
Broadcasting & Cable-3.4%
Comcast Corp. Cl.A(a)                                   175,065      5,271,207
Cox Communications, Inc. Cl.A(a)                         57,656      1,786,183
                                                                  ------------
                                                                     7,057,390
                                                                  ------------
Cellular Communications-1.0%
AT&T Wireless Services, Inc.(a)                         160,000      1,243,200
Nextel Communications, Inc. Cl. A(a)                     54,000        809,460
                                                                  ------------
                                                                     2,052,660
                                                                  ------------
                                                                     9,110,050
                                                                  ------------
Energy- 0.6%
Domestic Producers-0.1%
WGL Holdings, Inc.                                        8,900        247,064
                                                                  ------------
Pipelines-0.5%
Williams Cos., Inc.                                     123,000        972,930
                                                                  ------------
                                                                     1,219,994
                                                                  ------------
Multi-Industry Companies-0.1%
Southwest Gas Corp.                                      11,100        235,875
                                                                  ------------
Total United States Investments
   (cost $144,858,661)                                             168,405,040
                                                                  ------------
Foreign Investments-9.9%
Finland-1.1%
Nokia Corp. (ADR)                                       128,000      2,309,120
                                                                  ------------
Hong Kong-1.3%
Hong Kong and China Gas Co., Ltd.                       748,000        935,162
Hong Kong Electric Holdings, Ltd.                       406,000      1,619,075
                                                                  ------------
Total Hong Kong                                                      2,554,237
                                                                  ------------
Mexico-4.1%
America Movil, SA de C.V. Series L (ADR)                213,000      3,889,380
Telefonos de Mexico, SA Series L (ADR)                  151,200      4,581,360
                                                                  ------------
Total Mexico                                                         8,470,740
                                                                  ------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 7


                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                   (000)          Value
-------------------------------------------------------------------------------
United Kingdom-3.4%
National Grid Transco Plc (ADR)                         133,000   $  4,307,870
Vodafone Group Plc (ADR)                                118,000      2,585,380
                                                                  ------------
Total United Kingdom                                                 6,893,250
                                                                  ------------
Total Foreign Investments
   (cost $18,946,125)                                               20,227,347
                                                                  ------------
Total Common & Preferred Stocks
   (cost $163,804,786)                                             188,632,387
                                                                  ------------
Convertible Bond-1.4%
Telephone Utility-1.4%
Telefonos de Mexico, SA (Mexico)
   4.25%, 6/15/04
   (cost $3,204,250)                                    $ 2,500      2,796,875
                                                                  ------------
SHORT-TERM INVESTMENT-6.3%
Time Deposit-6.3%
State Street Euro Dollar
   0.75%, 6/02/03
   (cost $12,878,000)                                    12,878     12,878,000
                                                                  ------------
Total Investments-99.9%
   (cost $179,887,036)                                             204,307,262
Other assets less liabilities*-0.1%                                    229,189
                                                                  ------------
Net Assets-100%                                                   $204,536,451
                                                                  ============


* SECURITY LENDING INFORMATION

Includes cash collateral of $8,858,600 received for securities on loan as of May 31, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                       Percent
                                   Current                              of Net
                                    Yield       Shares       Value      Assets
                                   --------  -----------  -----------  --------
UBS Private Money Market Fund LLC   1.22%     8,858,600    $8,858,600    4.3%


(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     See notes to financial statements.


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


STATEMENT OF ASSETS & LIABILITIES
May 31, 2003 (unaudited)

ASSETS
Investments in securities, at value (cost $179,887,036)        $ 204,307,262(a)
Cash                                                                     277
Foreign cash, at value (cost $59)                                         62
Collateral held for securities loaned                              8,858,600
Dividends and interest receivable                                    579,602
Receivable for capital stock sold                                    366,142
                                                               -------------
Total assets                                                     214,111,945
                                                               -------------
LIABILITIES
Payable for collateral received on securities loaned               8,858,600
Payable for capital stock redeemed                                   211,315
Distribution fee payable                                             138,140
Advisory fee payable                                                  81,350
Accrued expenses                                                     286,089
                                                               -------------
Total liabilities                                                  9,575,494
                                                               -------------
Net Assets                                                     $ 204,536,451
                                                               =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                          $      17,059
Additional paid-in capital                                       295,699,251
Undistributed net investment income                                  903,561
Accumulated net realized loss on investment
   and foreign currency transactions                            (116,503,649)
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities            24,420,229
                                                               -------------
                                                               $ 204,536,451
                                                               =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
   ($52,861,523/4,372,053 shares of capital stock
   issued and outstanding)                                            $12.09
Sales charge--4.25% of public offering price                             .54
                                                                      ------
Maximum offering price                                                $12.63
                                                                      ======
Class B Shares
Net asset value and offering price per share
   ($114,553,654/9,589,551 shares of capital stock
   issued and outstanding)                                            $11.95
                                                                      ======
Class C Shares
Net asset value and offering price per share
   ($34,165,467/2,854,416 shares of capital stock
   issued and outstanding)                                            $11.97
                                                                      ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($2,955,807/243,450 shares of capital stock
   issued and outstanding)                                            $12.14
                                                                      ======


(a)  Includes securities on loan with a value of $8,517,180 (see Note F).

     See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 9


STATEMENT OF OPERATIONS
Six Months Ended May 31, 2003 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld
   of $29,857)                                     $ 4,065,338
Interest                                                95,823     $ 4,161,161
                                                   -----------
EXPENSES
Advisory fee                                           722,131
Distribution fee--Class A                               72,894
Distribution fee--Class B                              546,980
Distribution fee--Class C                              159,000
Transfer agency                                        444,845
Printing                                                86,827
Custodian                                               75,495
Administrative                                          63,500
Audit and legal                                         37,892
Registration                                            26,678
Directors' fees                                          9,705
Miscellaneous                                            2,433
                                                   -----------
Total expenses                                       2,248,380
Less: expense offset arrangement
   (see Note B)                                           (123)
Less: expense waived and reimbursed by
  the Adviser (see Note B)                            (313,971)
                                                   -----------
Net expenses                                                         1,934,286
                                                                   -----------
Net investment income                                                2,226,875
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized loss on:
   Investment transactions                                          (3,760,162)
   Foreign currency transactions                                       (63,167)
Net change in unrealized
   appreciation/depreciation of:
   Investments                                                      21,089,125
   Foreign currency denominated assets
      and liabilities                                                     (180)
                                                                   -----------
Net gain on investment and foreign
   currency transactions                                            17,265,616
                                                                   -----------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                                      $19,492,491
                                                                   ===========


See notes to financial statements.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                Six Months Ended    Year Ended
                                                  May 31, 2003     November 30,
                                                   (unaudited)         2002
                                                 --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                             $  2,226,875    $  4,283,325
Net realized loss on investment
   and foreign currency transactions                (3,823,329)    (90,505,904)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities               21,088,945      22,936,866
                                                  ------------    ------------
Net increase (decrease) in net assets from
   operations                                       19,492,491     (63,285,713)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
   Class A                                            (523,448)     (1,432,318)
   Class B                                            (703,670)     (2,055,504)
   Class C                                            (203,396)       (570,887)
   Advisor Class                                       (32,042)        (76,104)

CAPITAL STOCK TRANSACTIONS
Net decrease                                        (9,349,645)    (44,697,655)
                                                  ------------    ------------
Total increase (decrease)                            8,680,290    (112,118,181)

NET ASSETS
Beginning of period                                195,856,161     307,974,342
                                                  ------------    ------------
End of period (including undistributed net
   investment income of $139,242
   at November 30, 2002.)                         $204,536,451    $195,856,161
                                                  ============    ============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 11


NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Utility Income Fund, Inc. (the "Fund") organized as a Maryland corporation on July 28, 1993, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of divi-


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 13


dends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of ..75% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.50%, 2.20%, 2.20% and 1.20% of the daily average net assets for the Class A, Class B,


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


Class C and Advisor Class shares, respectively, for the six months ended May 31, 2003, such reimbursement amounted to $313,971.

Pursuant to the advisory agreement, the Fund paid $63,500 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2003.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $259,491 for the six months ended May 31, 2003.

For the six months ended May 31, 2003, the Fund's expenses were reduced by $123 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $4,980 from the sale of Class A shares and $5,437, $166,342 and $3,068 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2003.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2003 amounted to $364,526 of which $13,600 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $8,992,168 and $1,458,103 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no pro-


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 15


vision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2003, were as follows:

                                                    Purchases        Sales
                                                  ------------    ------------
Investment securities                             $ 59,209,630    $ 63,567,920
U.S. government securities                                  -0-             -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $ 28,036,494
Gross unrealized depreciation                                       (3,616,268)
                                                                  ------------
Net unrealized appreciation                                       $ 24,420,226
                                                                  ------------

NOTE E

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2002 and November 30, 2001 were as follows:

                                                    2002            2001
                                                ------------    ------------
Distributions paid from:
   Ordinary income                              $  4,134,813    $ 13,690,982
                                                ------------    ------------
Total taxable distributions                        4,134,813      13,690,982
   Tax return of capital                                  -0-      1,620,992
                                                ------------    ------------
Total distributions paid                        $  4,134,813    $ 15,311,974
                                                ============    ============


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                          $ (110,091,673)(a)
Undistributed ordinary income                                        139,242
Unrealized appreciation/(depreciation)                               742,637(b)
                                                              --------------
Total accumulated earnings/(deficit)                          $ (109,209,794)
                                                              --------------

(a) On November 30, 2002, the Fund had a net capital loss carryforward of $110,091,673, of which $464,149 expires in the year 2008, $21,288,293 which expires in the year 2009 and $88,339,231 expires in the year 2010.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the account of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrowers's failure to return a loaned security when due. As of May 31, 2003, the Fund had loaned securities with a value of $8,517,180 and received cash collateral of $8,858,600, which was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. For the six months ended May 31, 2003, the Fund earned fee income of $7,025 which is included in interest income in the accompanying statement of operations.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 17


NOTE G

Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               Shares                         Amount
                    ---------------------------  -----------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2003   November 30,  May 31, 2003    November 30,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  -------------
CLASS A
Shares sold              535,268     2,432,678     $ 5,924,945    $ 31,769,267
------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           37,278        91,551         410,390       1,143,371
------------------------------------------------------------------------------
Shares converted
  from Class B            69,940       151,651         772,427       1,871,964
------------------------------------------------------------------------------
Shares redeemed         (711,002)   (3,422,345)     (7,790,269)    (42,404,727)
------------------------------------------------------------------------------
Net decrease             (68,516)     (746,465)    $  (682,507)   $ (7,620,125)
==============================================================================

CLASS B
Shares sold              800,115     2,131,294     $ 8,864,048    $ 26,813,552
------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           44,960       115,696         489,421       1,433,112
------------------------------------------------------------------------------
Shares converted
  to Class A             (66,228)     (153,482)       (772,427)     (1,871,964)
------------------------------------------------------------------------------
Shares redeemed       (1,525,543)   (4,729,233)    (16,456,303)    (56,561,673)
------------------------------------------------------------------------------
Net decrease            (746,696)   (2,635,725)    $(7,875,261)   $(30,186,973)
==============================================================================

CLASS C
Shares sold              358,335     1,014,029     $ 3,956,125    $ 12,790,132
------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           11,640        30,038         126,945         372,941
------------------------------------------------------------------------------
Shares redeemed         (454,598)   (1,622,614)     (4,959,931)    (19,547,347)
------------------------------------------------------------------------------
Net decrease             (84,623)     (578,547)    $  (876,861)   $ (6,384,274)
==============================================================================


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                               Shares                         Amount
                    ---------------------------  -----------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2003   November 30,  May 31, 2003    November 30,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  -------------
ADVISOR CLASS
Shares sold              195,667       130,484     $ 2,191,207    $  1,656,667
------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions            1,304         2,041          14,375          25,497
------------------------------------------------------------------------------
Shares redeemed         (185,198)     (174,119)     (2,120,598)     (2,188,447)
------------------------------------------------------------------------------
Net increase
  (decrease)              11,773       (41,594)    $    84,984    $   (506,283)
==============================================================================


NOTE H

Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

The investments in utility companies may be subject to a variety of risks depending, in part, on such factors as the type of utility involved and its geographic location. The revenues of domestic and foreign utilities companies generally reflect the economic growth and development in the geographic areas in which they do business.

NOTE I

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2003.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 19


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                                May 31,                        Year Ended November 30,
                                                  2003   ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $11.01       $14.17       $17.90       $16.91       $14.68       $12.48

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)                         .16(b)       .27(b)       .23         1.40          .36(b)       .30(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  1.04        (3.17)       (2.88)         .85         2.53         2.69
Net increase (decrease)
  in net asset value from
  operations                                    1.20        (2.90)       (2.65)        2.25         2.89         2.99

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.12)        (.26)        (.97)        (.32)        (.32)        (.32)
Tax return of capital                             -0-          -0-        (.11)          -0-          -0-          -0-
  Distributions from
  net realized gain on
  investment transactions                         -0-          -0-          -0-        (.94)        (.34)        (.47)
Total dividends and
  distributions                                 (.12)        (.26)       (1.08)       (1.26)        (.66)        (.79)
Net asset value, end of
  period                                      $12.09       $11.01       $14.17       $17.90       $16.91       $14.68

TOTAL RETURN
Total investment return
  based on net asset
  value(c)                                     11.01%      (20.65)%     (15.75)%      14.14%       20.27%       24.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $52,861      $48,908      $73,487      $52,172      $29,841       $9,793
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.50%(d)     1.50%        1.46%        1.46%        1.50%        1.50%
  Expenses, before waivers/
    reimbursements                              1.80%(d)     1.61%        1.46%        1.46%        1.73%        2.48%
  Net investment income                         2.82%(b)(d)  2.18%(b)     1.38%        8.08%        2.26%(b)     2.23%(b)
Portfolio turnover rate                           33%          99%          21%          24%          19%          16%



See footnote summary on page 24.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                                May 31,                        Year Ended November 30,
                                                  2003   ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.87       $13.98       $17.72       $16.80       $14.62       $12.46

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)                         .12(b)       .18(b)       .11         1.30          .25(b)       .21(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  1.03        (3.12)       (2.84)         .81         2.52         2.67
Net increase (decrease)
  in net asset value from
  operations                                    1.15        (2.94)       (2.73)        2.11         2.77         2.88

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.07)        (.17)        (.90)        (.25)        (.25)        (.25)
Tax return of capital                             -0-          -0-        (.11)          -0-          -0-          -0-
Distributions from
  net realized gain on
  investment transactions                         -0-          -0-          -0-        (.94)        (.34)        (.47)
Total dividends and
  distributions                                 (.07)        (.17)       (1.01)       (1.19)        (.59)        (.72)
Net asset value,
  end of period                               $11.95       $10.87       $13.98       $17.72       $16.80       $14.62

TOTAL RETURN
Total investment return
  based on net asset
  value(c)                                     10.64%      (21.18)%     (16.38)%      13.32%       19.45%       24.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $114,554     $112,372     $181,338     $142,975      $80,806      $35,550
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.20%(d)     2.20%        2.17%        2.18%        2.20%        2.20%
  Expenses, before waivers/
    reimbursements                              2.54%(d)     2.34%        2.17%        2.18%        2.44%        3.21%
  Net investment income                         2.11%(b)(d)  1.49%(b)      .67%        7.63%        1.55%(b)     1.56%(b)
Portfolio turnover rate                           33%          99%          21%          24%          19%          16%



See footnote summary on page 24.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 21


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                                May 31,                        Year Ended November 30,
                                                  2003   ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.89       $14.00       $17.74       $16.82       $14.65       $12.47

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)                         .12(b)       .18(b)       .11         1.30          .25(b)       .21(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  1.03        (3.12)       (2.84)         .81         2.51         2.69
Net increase (decrease)
  in net asset value from
  operations                                    1.15        (2.94)       (2.73)        2.11         2.76         2.90

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.07)        (.17)        (.90)        (.25)        (.25)        (.25)
Tax return of capital                             -0-          -0-        (.11)          -0-          -0-          -0-
Distributions from
  net realized gain on
  investment transactions                         -0-          -0-          -0-        (.94)        (.34)        (.47)
Total dividends and
  distributions                                 (.07)        (.17)       (1.01)       (1.19)        (.59)        (.72)
Net asset value,
  end of period                               $11.97       $10.89       $14.00       $17.74       $16.82       $14.65

TOTAL RETURN
Total investment return
  based on net asset
  value(c)                                     10.62%      (21.15)%     (16.36)%      13.30%       19.34%       24.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $34,165      $32,013      $49,259      $34,253      $20,605       $7,298
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.20%(d)     2.20%        2.17%        2.18%        2.20%        2.20%
  Expenses, before waivers/
    reimbursements                              2.52%(d)     2.33%        2.17%        2.18%        2.44%        3.22%
  Net investment income                         2.12%(b)(d)  1.50%(b)      .68%        7.64%        1.56%(b)     1.54%(b)
Portfolio turnover rate                           33%          99%          21%          24%          19%          16%



See footnote summary on page 24.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            Advisor Class
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                                May 31,                        Year Ended November 30,
                                                  2003   ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $11.07       $14.23       $17.97       $16.95       $14.70       $12.49

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)                         .19(b)       .33(b)       .27         1.54          .42(b)       .37(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  1.02        (3.19)       (2.89)         .77         2.52         2.66
Net increase (decrease)
  in net asset value from
  operations                                    1.21        (2.86)       (2.62)        2.31         2.94         3.03

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.14)        (.30)       (1.00)        (.35)        (.35)        (.35)
Tax return of capital                             -0-          -0-        (.12)          -0-          -0-          -0-
Distributions from
  net realized gain on
  investment transactions                         -0-          -0-          -0-        (.94)        (.34)        (.47)
Total dividends and
  distributions                                 (.14)        (.30)       (1.12)       (1.29)        (.69)        (.82)
Net asset value,
  end of period                               $12.14       $11.07       $14.23       $17.97       $16.95       $14.70

TOTAL RETURN
Total investment return based
  on net asset value(c)                        11.06%      (20.32)%     (15.58)%      14.49%       20.62%       25.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                             $2,956       $2,563       $3,890       $2,016       $1,532         $523
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.20%(d)     1.20%        1.16%        1.17%        1.20%        1.20%
  Expenses, before waivers/
    reimbursements                              1.50%(d)     1.31%        1.16%        1.17%        1.41%        2.21%
  Net investment income                         3.44%(b)(d)  2.49%(b)     1.65%        8.64%        2.55%(b)     2.83%(b)
Portfolio turnover rate                           33%          99%          21%          24%          19%          16%



See footnote summary on page 24.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 23


(a)  Based on average shares outstanding.

(b)  Net of fees waived and expenses reimbursed by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Annie Tsao, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


(1)  Member of the Audit Committee.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 25


ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


NOTES


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 27


NOTES


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


AllianceBernstein Utility Income Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVIUIFSR0503



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Utility Income Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 29, 2003